Notes to consolidated statement of profit and loss and other comprehensive income - Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Loss of the year	€ (28,076)	€ (21,374)	€ (15,312)
Weighted average number of shares outstanding	24,609,536	18,820,612	15,734,007
Basic and diluted loss per share	€ (1.14)	€ (1.14)	€ (0.97)